Preferred and Common Stock	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Preferred and Common Stock

NOTE 9. STOCKHOLDERS’ EQUITY

Preferred stock — The Company is authorized to issue 1,000,000 shares of $0.0001 par value preferred stock. At December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue up to 200,000,000 shares of Class A, $0.0001 par value common stock. Holders of the Company’s common stock are entitled to one vote for each share. At December 31, 2020, there were 5,114,713 shares of Class A common stock issued and outstanding.

Class B Common Stock — The Company is authorized to issue up to 20,000,000 shares of Class B, $0.0001 par value common stock. Holders of the Company’s common stock are entitled to one vote for each share. At December 31, 2020, there were 12,500,000 shares of Class B common stock issued and outstanding. In December 2020, the underwriters’ over-allotment option expired and as a result the Sponsor forfeited 1,875,000 shares of Class B common stock.

Holders of Class A common stock and Class B common stock will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law.

The shares of Class B common stock will automatically convert into shares of Class A common stock upon the consummation of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with a Business Combination, the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the total number of shares of Class A common stock outstanding after such conversion, including the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination, excluding any shares of Class A common stock or equity-linked securities or rights exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in a Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans, provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.

NOTE 8. STOCKHOLDERS’ EQUITY

Preferred stock — The Company is authorized to issue 1,000,000 shares of $0.0001 par value preferred stock. At June 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class A common stock — The Company is authorized to issue up to 200,000,000 shares of Class A, $0.0001 par value common stock. Holders of the Company's common stock are entitled to one vote for each share. At June 30, 2021 and December 31, 2020, there were 50,000,000 shares issued and no shares and 5,114,713 shares of Class A common stock outstanding, respectively, excluding 50,000,000 and  44,885,287 shares of Class A common stock subject to possible redemption at June 30, 2021 and December 31, 2020, respectively.

The Company determined the Class A common stock subject to redemption to be equal to the redemption value of approximately $10 per share of Class A common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Upon considering the impact of the PIPE Financing and associated Subscription Agreements that will close substantially concurrent with an initial Business Combination (see Note 1), which would result in an additional $600,000,000 in net tangible assets, it was concluded during the quarter ended March 31, 2021, that the redemption value would include all shares of Class A common stock resulting in the common stock subject to possible redemption being equal to $500,143,016.  This resulted in a measurement adjustment to the initial carrying value of the Class A common stock subject to redemption with the offset recorded to additional paid-in capital and accumulated deficit.

Class B common stock — The Company is authorized to issue up to 20,000,000 shares of Class B, $0.0001 par value common stock. Holders of the Company’s common stock are entitled to one vote for each share. At June 30, 2021 and December 31, 2020, there were 12,500,000 shares of Class B common stock issued and outstanding.

Holders of Class A common stock and Class B common stock will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law.

The shares of Class B common stock will automatically convert into shares of Class A common stock upon the consummation of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with a Business Combination, the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the total number of shares of Class A common stock outstanding after such conversion, including the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination, excluding any shares of Class A common stock or equity-linked securities or rights exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in a Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans, provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.

Archer Aviation Inc
Preferred and Common Stock

8.      Preferred and Common Stock

Preferred Stock

There were 18,193,515 shares of Series Seed redeemable convertible preferred stock (“Series Seed Preferred Stock”) authorized, issued and outstanding as of June 30, 2021 and December 31, 2020. There were 46,732,728 shares of Series A redeemable convertible preferred stock (“Series A Preferred Stock”) authorized and 46,267,422 shares issued and outstanding as of June 30, 2021 and December 31, 2020.

Common Stock

There were 155,000,000 shares of common stock authorized and 52,229,481 shares issued and outstanding as of June 30, 2021 and 143,677,090 shares of common stock authorized and 51,321,752 shares issued and outstanding as of December 31, 2020.

Preferred and Common Stock Rights

The rights, privileges, and preferences of the Company’s preferred and common stock as set forth in the Company’s Amended and Restated Certificate of Incorporation, dated July 16, 2020, are as follows:

Voting

The holders of preferred and common stock vote together and not as separate classes. Each holder of common stock is entitled to one vote for each share held by such holder. Each holder of preferred stock is entitled to the number of votes equal to the number of shares of common stock into which the shares of preferred stock are convertible. Except as otherwise required by law, holders of common stock are not entitled to vote on any amendment to the Amended and Restated Certificate of Incorporation that relates solely to the terms of one or more outstanding series of preferred stock. Holders of common stock, exclusively and as a separate class, are entitled to elect three directors of the Company. Holders of Series A Preferred Stock, exclusively and as a separate class, are entitled to elect one director of the Company. Holders of Series Seed Preferred Stock are not entitled to vote for a director. There is no cumulative voting.

Dividends

The Company may not declare, pay, or set aside any dividends unless the holders of preferred stock have first or simultaneously received a dividend. If declared, the dividend rate for the convertible preferred stock is defined as equal amount per share on an as-converted basis. Any dividends declared are noncumulative, and no dividends on preferred or common stock have been declared by the Board of Directors through June 30, 2021.

Preemptive Rights

If the Company proposes to offer any equity securities, securities convertible to equity securities, or options or warrants, subject to customary exceptions, any investor who holds at least 4,150,755 shares of registrable securities has the right to purchase their pro rata portion of such securities.

Redemption

The preferred stock is not redeemable at the option of the holder except in certain circumstances. Mandatory redemption occurs upon a redemption event, which is upon wind-up, dissolution, liquidation, insolvency, declaration of bankruptcy, or change in control. The contingent redemption upon a deemed liquidation event results in mezzanine equity classification (outside of permanent equity) on the Company’s balance sheets. In the event of a deemed liquidation event, if available proceeds are not sufficient to redeem all outstanding shares of preferred stock, the Company may redeem a pro rata portion of each holder’s shares of preferred stock to the extent of such available proceeds.

Conversion

Each share of Series Seed Preferred Stock and Series A Preferred Stock is convertible into one share of common stock as determined by dividing the applicable original issue price by the applicable conversion price in effect at the time of conversion (subject to appropriate adjustment in the event of a stock dividend, stock split, combination, or other similar recapitalization). The applicable original issue price and the applicable conversion price of each share of Series Seed Preferred Stock is $0.3300. The applicable original issue price and the applicable conversion price of each share of Series A Preferred Stock is $1.2046.

The Company will reserve the number of authorized shares of common stock sufficient to effect the conversion of all outstanding preferred stock, and if necessary, will increase its authorized but unissued shares of common stock to such number of shares sufficient to effect the conversion. All outstanding shares of preferred stock will be automatically converted into shares of common stock upon either a qualified initial public offering or in event of a mandatory conversion. The Series Seed Preferred Stock and Series A Preferred Stock will convert into common stock upon consummation of the Business Combination Agreement with Atlas and Merger Sub. Refer to Note 1 for more detail.

Liquidation

In the event of any voluntary or involuntary liquidation or deemed liquidation event such as dissolution or winding up, the holders of shares of preferred stock are entitled to receive distribution in an amount per share equal to the greater of (i) the applicable original issue price, plus any declared but unpaid dividend, or (ii) the amount per share had all shares of preferred stock been converted prior to such liquidation event, on a pari passu basis prior and in preference to any distribution to the holders of common stock. If upon any such liquidation event, the assets of the Company available for distribution is insufficient to pay the holders of shares of preferred stock, the amounts will be distributed among the holders of preferred stock pro rata, in proportion to the full amounts they would otherwise be entitled to receive. If the holders of preferred stock are paid in full, the remaining assets of the Company will be distributed pro rata to the holders of common stock based on the number of shares held by each holder.

9.Preferred and Common Stock

Stock Split

On October 11, 2019, the Board of Directors effected a five-for-one stock split of the Company’s common stock. Accordingly, all share and share amounts for the periods presented in the accompanying financial statements and the notes thereto have been adjusted retroactively, where applicable, to reflect this stock split.

Preferred Stock

There were 18,193,515 shares of Series Seed redeemable convertible preferred stock (“Series Seed Preferred Stock”) authorized, issued and outstanding as of December 31, 2020 and 2019. There were 46,732,728 shares of Series A redeemable convertible preferred stock

(“Series A Preferred Stock”) authorized and 46,267,422 shares issued and outstanding as of December 31, 2020. There were no shares of Series A Preferred Stock authorized, issued and outstanding as of December 31, 2019.

Common Stock

There were 143,677,090 shares of common stock authorized and 51,321,752 shares issued and outstanding as of December 31, 2020. There were 77,285,983 shares of common stock authorized and 50,000,000 shares issued and outstanding as of December 31, 2019.

Preferred and Common Stock Rights

The rights, privileges, and preferences of the Company’s preferred and common stock as set forth in the Company’s Amended and Restated Certificate of Incorporation, dated July 16, 2020, are as follows:

Voting

The holders of preferred and common stock vote together and not as separate classes. Each holder of common stock is entitled to one vote for each share held by such holder. Each holder of preferred stock is entitled to the number of votes equal to the number of shares of common stock into which the shares of preferred stock are convertible. Except as otherwise required by law, holders of common stock are not entitled to vote on any amendment to the Amended and Restated Certificate of Incorporation that relates solely to the terms of one or more outstanding series of preferred stock. Holders of common stock, exclusively and as a separate class, are entitled to elect three directors of the Company. Holders of Series A Preferred Stock, exclusively and as a separate class, are entitled to elect one director of the Company. Holders of Series Seed Preferred Stock are not entitled to vote for a director. There is no cumulative voting.

Dividends

The Company may not declare, pay or set aside any dividends unless the holders of preferred stock have first or simultaneously received a dividend. If declared, the dividend rate for the convertible preferred stock is defined as equal amount per share on an as-converted basis. Any dividends declared are noncumulative, and no dividends on preferred or common stock have been declared by the Board of Directors through December 31, 2020.

Preemptive Rights

If the Company proposes to offer any equity securities, securities convertible to equity securities, or options or warrants, subject to customary exceptions, any investor who holds at least 4,150,755 shares of registrable securities has the right to purchase their pro rata portion of such securities.

Redemption

The preferred stock is not redeemable at the option of the holder except in certain circumstances. Mandatory redemption occurs upon a redemption event, which is upon wind-up, dissolution, liquidation, insolvency, declaration of bankruptcy, or change in control. The contingent redemption upon a deemed liquidation event results in mezzanine equity classification (outside of permanent equity) on the Company’s balance sheets. In the event of a deemed liquidation event, if available proceeds are not sufficient to redeem all outstanding shares of preferred stock, the Company may redeem a pro rata portion of each holder’s shares of preferred stock to the extent of such available proceeds.

Conversion

Each share of Series Seed Preferred Stock and Series A Preferred Stock is convertible into one share of common stock as determined by dividing the applicable original issue price by the applicable conversion price in effect at the time of conversion (subject to appropriate adjustment in the event of a stock dividend, stock split, combination, or other similar recapitalization). The applicable original issue price and the applicable conversion price of each share of Series Seed Preferred Stock is $0.3300. The applicable original issue price and the applicable conversion price of each share of Series A Preferred Stock is $1.2046.

The Company will reserve the number of authorized shares of common stock sufficient to effect the conversion of all outstanding preferred stock, and if necessary, will increase its authorized but unissued shares of common stock to such number of shares sufficient to effect the conversion. All outstanding shares of preferred stock will be automatically converted into shares of common stock upon either a qualified initial public offering or in event of a mandatory conversion. The Series Seed Preferred Stock and Series A Preferred Stock will convert into common stock upon consummation of the Merger Agreement with Atlas and Merger Sub. Refer to Note 13 for more detail.

Liquidation

In the event of any voluntary or involuntary liquidation or deemed liquidation event such as dissolution or winding up, the holders of shares of preferred stock are entitled to receive distribution in an amount per share equal to the greater of (i) the applicable original issue price, plus any declared but unpaid dividend, or (ii) the amount per share had all shares of preferred stock been converted prior to such liquidation event, on a pari passu basis prior and in preference to any distribution to the holders of common stock. If upon any such liquidation event, the assets of the Company available for distribution is insufficient to pay the holders of shares of preferred stock, the amounts will be distributed among the holders of preferred stock pro rata, in proportion to the full amounts they would otherwise be entitled to receive. If the holders of preferred stock are paid in full, the remaining assets of the Company will be distributed pro rata to the holders of common stock based on the number of shares held by each holder.